Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan 17, 2012
Registrant Name	dei_EntityRegistrantName	Forward Funds
Central Index Key	dei_EntityCentralIndexKey	0000889188
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jan 17, 2012
Prospectus Date	rr_ProspectusDate	Sep 30, 2011

FORWARD FUNDS

Supplement dated January 17, 2012

to the

Forward Global Credit Long/Short Fund Class C and Class M Prospectus (the "Prospectus")

dated September 30, 2011

Change to Principal Investment Strategy

Effective immediately, the following sentence replaces the last sentence of the first paragraph under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in the Prospectus:

The Fund normally limits its net (long and short) exposure to any one country to no more than 35% of the Fund's net assets at the time of purchase, and the Fund normally limits its net (long and short) exposure to any one issuer to no more than 5% of the Fund's net assets at the time of purchase.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	Sep 30, 2011
Supplement [Text Block]	cik000889188_SupplementTextBlock

FORWARD FUNDS

Supplement dated January 17, 2012

to the

Forward Global Credit Long/Short Fund Class C and Class M Prospectus (the "Prospectus")

dated September 30, 2011

Change to Principal Investment Strategy

Effective immediately, the following sentence replaces the last sentence of the first paragraph under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in the Prospectus:

The Fund normally limits its net (long and short) exposure to any one country to no more than 35% of the Fund's net assets at the time of purchase, and the Fund normally limits its net (long and short) exposure to any one issuer to no more than 5% of the Fund's net assets at the time of purchase.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Load | Forward Global Credit Long/Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889188_SupplementTextBlock

FORWARD FUNDS

Supplement dated January 17, 2012

to the

Forward Global Credit Long/Short Fund Class C and Class M Prospectus (the "Prospectus")

dated September 30, 2011

Change to Principal Investment Strategy

Effective immediately, the following sentence replaces the last sentence of the first paragraph under the heading "Principal Investment Strategies" in the Fund's "Fund Summary" section in the Prospectus:

The Fund normally limits its net (long and short) exposure to any one country to no more than 35% of the Fund's net assets at the time of purchase, and the Fund normally limits its net (long and short) exposure to any one issuer to no more than 5% of the Fund's net assets at the time of purchase.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 30, 2011